Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Detailed Information About Loans Outstanding
Long-term borrowings as at December 31, 2019 and 2018 consist of the following:

	31/12/19	31/12/18
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019	—	893
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021	4,601	6,631
3-months Euribor (360) plus a 4% spread long-term debt with final payment due June 2021	1,500	2,500
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020	42	83
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022	428	628
3-months Euribor (360) plus a 3 . 5% spread long-term debt with final payment due March 2022	1,125	1,625
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022	1,191	1,583
2.3% fixed long-term debt with final payment due July 2025	6,075	7,000
0.210% fixed long-term debt with final payment due December 2030	3,105	—
80% of 6-months Euribor (360) plus a 0.95% spread long-term debt with final payment due Jan. 2035	345	—

Total long-term debt	18,412	20,943
Less current installments	(4,321)	(10,582)

Long-term borrowings, excluding current installments	14,091	10,361